Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.28%
Biotechnology–18.11%
AbbVie, Inc.	38,058	$6,065,304
Alnylam Pharmaceuticals, Inc.(b)	4,470	895,430
Apellis Pharmaceuticals, Inc.(b)	9,387	619,167
Argenx SE, ADR (Netherlands)(b)	3,898	1,452,317
Ascendis Pharma A/S, ADR (Denmark)(b)	4,447	476,807
Biogen, Inc.(b)	6,075	1,689,032
BioMarin Pharmaceutical, Inc.(b)	5,306	515,956
CSL Ltd. (Australia)	5,696	1,099,035
Cytokinetics, Inc.(b)(c)	12,168	428,192
Deciphera Pharmaceuticals, Inc.(b)	7,768	120,016
Exact Sciences Corp.(b)	9,297	630,430
Genmab A/S, ADR (Denmark)(b)	20,687	781,141
Gilead Sciences, Inc.	12,777	1,060,108
Halozyme Therapeutics, Inc.(b)	16,810	641,974
Incyte Corp.(b)	16,909	1,222,013
IVERIC bio, Inc.(b)	21,198	515,747
Karuna Therapeutics, Inc.(b)(c)	2,046	371,635
Legend Biotech Corp., ADR(b)(c)	7,883	380,118
Madrigal Pharmaceuticals, Inc.(b)	1,509	365,570
Moderna, Inc.(b)	3,140	482,241
Regeneron Pharmaceuticals, Inc.(b)	6,525	5,361,397
Sarepta Therapeutics, Inc.(b)	4,216	581,091
United Therapeutics Corp.(b)	4,915	1,100,763
Vertex Pharmaceuticals, Inc.(b)	19,026	5,994,522
		32,850,006
Health Care Distributors–4.01%
AmerisourceBergen Corp.	20,317	3,252,955
McKesson Corp.	11,272	4,013,395
		7,266,350
Health Care Equipment–19.64%
AtriCure, Inc.(b)	6,046	250,607
Axonics, Inc.(b)	14,058	767,004
Becton, Dickinson and Co.	6,291	1,557,274
Boston Scientific Corp.(b)	135,151	6,761,605
DexCom, Inc.(b)	27,356	3,178,220
GE HealthCare Technologies, Inc.(b)	6,648	545,335
IDEXX Laboratories, Inc.(b)	6,468	3,234,517
Inari Medical, Inc.(b)	6,238	385,134
Inspire Medical Systems, Inc.(b)	6,800	1,591,676
Insulet Corp.(b)	7,171	2,287,262
Intuitive Surgical, Inc.(b)	13,197	3,371,438
iRhythm Technologies, Inc.(b)	4,360	540,771
Penumbra, Inc.(b)	3,860	1,075,743
ResMed, Inc.	6,819	1,493,293
Shockwave Medical, Inc.(b)	6,973	1,511,956
Stryker Corp.	23,024	6,572,661
TransMedics Group, Inc.(b)	6,690	506,634
		35,631,130
Health Care Facilities–4.20%
Acadia Healthcare Co., Inc.(b)	15,969	1,153,760
Encompass Health Corp.	22,252	1,203,833
Shares		Value
Health Care Facilities–(continued)
HCA Healthcare, Inc.	16,350	$4,311,168
Surgery Partners, Inc.(b)	27,539	949,270
		7,618,031
Health Care Services–0.96%
Guardant Health, Inc.(b)	7,871	184,496
NeoGenomics, Inc.(b)	6,268	109,126
Option Care Health, Inc.(b)	31,705	1,007,268
Privia Health Group, Inc.(b)	16,267	449,132
		1,750,022
Health Care Supplies–1.74%
Cooper Cos., Inc. (The)	4,391	1,639,424
Haemonetics Corp.(b)	6,130	507,258
Lantheus Holdings, Inc.(b)	5,807	479,426
Silk Road Medical, Inc.(b)(c)	13,372	523,246
		3,149,354
Health Care Technology–0.43%
Evolent Health, Inc., Class A(b)	24,097	781,948
Life Sciences Tools & Services–12.51%
10X Genomics, Inc., Class A(b)	15,475	863,350
Agilent Technologies, Inc.	26,494	3,665,180
Bruker Corp.	17,124	1,350,056
Danaher Corp.	14,365	3,620,555
Lonza Group AG (Switzerland)	657	395,163
Maravai LifeSciences Holdings, Inc., Class A(b)	20,915	293,019
Medpace Holdings, Inc.(b)	2,038	383,246
Mettler-Toledo International, Inc.(b)	1,113	1,703,124
Repligen Corp.(b)(c)	7,276	1,224,987
Thermo Fisher Scientific, Inc.	13,323	7,678,977
West Pharmaceutical Services, Inc.	4,351	1,507,491
		22,685,148
Managed Health Care–11.93%
Elevance Health, Inc.	2,618	1,203,783
Humana, Inc.(c)	12,889	6,257,094
Molina Healthcare, Inc.(b)	4,745	1,269,240
UnitedHealth Group, Inc.	27,331	12,916,357
		21,646,474
Pharmaceuticals–22.75%
AstraZeneca PLC (United Kingdom)	5,753	798,517
AstraZeneca PLC, ADR (United Kingdom)	89,878	6,238,432
Axsome Therapeutics, Inc.(b)	4,182	257,946
Catalent, Inc.(b)	5,178	340,246
Eli Lilly and Co.	33,177	11,393,645
Harmony Biosciences Holdings, Inc.(b)	6,132	200,210
Intra-Cellular Therapies, Inc.(b)	12,021	650,937
Merck & Co., Inc.	79,581	8,466,623
Novo Nordisk A/S, Class B (Denmark)	49,589	7,869,407
Roche Holding AG	1,474	421,840
Sanofi, ADR	17,871	972,540

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.	21,987	$3,659,516
		41,269,859
Total Common Stocks & Other Equity Interests (Cost $128,110,732)		174,648,322
Money Market Funds–3.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	2,135,577	2,135,577
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	1,641,015	1,641,343
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	2,440,659	2,440,659
Total Money Market Funds (Cost $6,217,066)		6,217,579
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $134,327,798)		180,865,901
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.29%
Invesco Private Government Fund, 4.78%(d)(e)(f)	1,673,693	$1,673,693
Invesco Private Prime Fund, 4.98%(d)(e)(f)	4,303,781	4,303,781
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,978,209)		5,977,474
TOTAL INVESTMENTS IN SECURITIES–103.00% (Cost $140,306,007)		186,843,375
OTHER ASSETS LESS LIABILITIES—(3.00)%		(5,445,676)
NET ASSETS–100.00%		$181,397,699
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,967,200	$5,327,486	$(5,159,109)	$-	$-	$2,135,577	$17,466
Invesco Liquid Assets Portfolio, Institutional Class	1,521,171	3,805,347	(3,685,079)	(160)	64	1,641,343	15,909
Invesco Treasury Portfolio, Institutional Class	2,248,229	6,088,555	(5,896,125)	-	-	2,440,659	23,207
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,282,046	7,142,878	(9,751,231)	-	-	1,673,693	17,287*
Invesco Private Prime Fund	11,010,975	16,145,453	(22,850,747)	(1,128)	(772)	4,303,781	47,895*
Total	$21,029,621	$38,509,719	$(47,342,291)	$(1,288)	$(708)	$12,195,053	$121,764

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$164,064,360	$10,583,962	$—	$174,648,322
Money Market Funds	6,217,579	5,977,474	—	12,195,053
Total Investments	$170,281,939	$16,561,436	$—	$186,843,375
Invesco V.I. Health Care Fund